Income Taxes - Schedule of Overall Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory US federal rate	21.00%	21.00%
State income taxes, net of federal benefit	(51.05%)	1.85%
Stock-based compensation	26.08%	(1.06%)
Nondeductible expenses	1.44%	(0.61%)
Global intangible low-taxed income	1.17%	(0.46%)
Fair market value change in warrants and earn out liabilities	(337.50%)	0.00%
Transaction costs	(25.85%)	0.00%
Officer's compensation (162(m))	26.36%	0.00%
Research and development credits	(11.95%)	3.48%
Valuation allowance	356.34%	(25.18%)
Change in statutory tax rate	(3.26%)	(0.20%)
Other rate items	(1.39%)	0.24%
Effective tax rate	1.39%	(0.94%)